Operating Income - Schedule of Other Income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Income [Line Items]
Other income	€ 6,371	€ 5,510	€ 6,993
C I R Tax Credit [Member]
Disclosure Of Other Income [Line Items]
Other income	6,017	5,282	6,020
Other Operating Income [Member]
Disclosure Of Other Income [Line Items]
Other income	320	223	968
Government Grants And Subsidies [Member]
Disclosure Of Other Income [Line Items]
Other income	€ 34	€ 5	€ 5